Investment Objectives and Goals - State Street SP 500 Index Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® S&P 500® Index Fund - Institutional Shares
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Portfolio S&P 500 ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of large capitalization exchange traded U.S. equity securities.